REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
SCHEDULE OF REVENUE

	Six Months ended June 30,
	2025	2026
	RMB	RMB
	(unaudited)	(unaudited)
Sales of products
- Home water solutions	1,058,318	473,374
- Consumables	123,182	131,743
- Kitchen appliances and others	286,048	127,260
Total of sales of products	1,467,548	732,377
Rendering of services	10,071	7,619
Total	1,477,619	739,996